PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND
PNC INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 56 and in the "Additional Purchase and Redemption
Information" section of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC INTERNATIONAL EQUITY FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC INTERNATIONAL EQUITY FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.23%		0.23%
Other Expenses		0.48%		0.48%
Acquired Fund Fees and Expenses	[2]	0.01%		0.01%
Total Annual Fund Operating Expenses		1.54%		2.24%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC INTERNATIONAL EQUITY FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS A	698	1,020	1,364	2,331
CLASS C	327	700	1,200	2,575

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC INTERNATIONAL EQUITY FUND CLASS C	227	700	1,200	2,575

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 31%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in equity securities that are tied economically to a number of countries throughout the world. The Fund will limit investments in securities of issuers in countries with developing markets (non-Morgan Stanley
Capital International Europe, Australasia, Far East ("MSCI EAFE Index")) or
economies to no more than 25% of the Fund's total assets, and will not invest more than 10% of its total assets in any single such country. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy. The Fund may invest in companies of any capitalization.

The Fund's investments in equity securities may include common stocks, American
Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and options on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region. These instruments are not used for the purpose of introducing leverage in the Fund, though they may have that result. The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk, or as part of a hedging strategy.

PNC Capital Advisors, LLC (the "Adviser") has delegated to Polaris Capital
Management, LLC ("Polaris" or the "Sub-Adviser") and GE Asset Management
Incorporated ("GEAM" or the "Sub-Adviser") the responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the Fund's assets among a growth strategy ("International Growth
Component"), value strategy ("International Value Component") and a core strategy
("International Core Component"). The Adviser manages the International Growth
Component. Polaris and GEAM furnish investment advisory services to the
International Value Component and International Core Component, respectively.
The Adviser monitors the performance of Polaris and GEAM and, at any point, the
Adviser could change the allocation of the Fund's assets between itself, Polaris and GEAM on a basis determined by the Adviser to be in the best interest of shareholders. This means that the portion of the assets managed by the Adviser could be significantly larger than that managed by Polaris and GEAM or vice versa and that the difference between such proportions could change from time to time. The Fund also utilizes an active trading approach.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Capitalization Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.
Therefore, small cap stocks may be more volatile than those of larger companies and may have less liquidity, which can reduce their selling prices. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, the values of mid cap company stocks may be more volatile than those of larger companies.

Country Risk. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Some derivatives are "leveraged" and therefore magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund.

Emerging Markets Risk. The risk of investing in issuers located in or tied economically to emerging markets includes all of the risks of investing in foreign markets, generally to a greater extent, including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; greater governmental involvement in the economy;
less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund's ability to exchange local currencies for U.S.
dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers;
slower clearance and settlement; and difficulties in obtaining and/or enforcing legal judgments.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's or Sub-Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's or Sub-Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser or Sub-Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

Investment Company Risk. The Fund may invest in shares of other investment companies, including ETFs. To the extent that the Fund invests in shares of another investment company or ETF, investors bear their proportionate share of the expenses of the underlying investment company or ETF. ETFs and closed-end investment companies may trade at a price below their net asset value.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Value Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_229/Overview.fs
or by calling 1-800-622-FUND (3863).
Calendar Year Total Returns

Best Quarter 29.76% (6/30/09) Worst Quarter -23.52% (12/31/08) The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2012 was 6.44%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC INTERNATIONAL EQUITY FUND	Label		1 Year	5 Years	10 Years
CLASS A	Class A Shares Returns Before Taxes		(19.87%)	(4.77%)	3.39%
CLASS A After Taxes on Distributions	Class A Shares Returns After Taxes on Distributions	[1]	(19.99%)	(4.80%)	3.30%
CLASS A After Taxes on Distributions and Sales	Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	[1]	(12.76%)	(3.89%)	2.99%
CLASS C	Class C Shares Return Before Taxes		(16.75%)	(4.39%)	3.28%
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		(12.14%)	(4.72%)	4.67%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.